Overview of the Business	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview of the Business
1.	Overview of the Business
Legal Structure
Beneficient, a Nevada corporation, is a technology-enabled financial services holding company (including its subsidiaries, but excluding its
Non-Controlling
Interest Holders, collectively, “Ben,” “our,” “the Company,” or “we”) that provides simple, rapid, cost-effective liquidity solutions and trust products and services to participants in the alternative assets industry through its end-to-end
online platform, Ben AltAccess. Prior to the conversion described below, Beneficient Management, L.L.C. (“Ben Management”), a Delaware limited liability company, was Ben’s general partner and Ben was controlled by, and the exclusive and complete authority to manage the operations and affairs of Ben was granted to, Ben Management’s Board of Directors.
On June 6, 2023, the Company converted from a Delaware limited partnership to a Nevada corporation and changed its corporate name from “The Beneficient Company Group, L.P.” (“BCG”) to “Beneficient” (the “Conversion”). On June 6, 2023, following the BCG Recapitalization and the Conversion, the Company, as the sole member of Beneficient Company Group, L.L.C. (“Ben LLC”), adopted the First Amended and Restated Limited Liability Company Agreement of Ben LLC (the “Ben LLC A&R LLCA”). The Ben LLC A&R LLCA establishes managing member interests and non-managing
members interests, referred to as the Class A Units of Ben LLC. Beneficient is designated as the sole managing member. In addition, certain additional amendments were made which principally focused on the management of Ben LLC by the managing member. After the adoption of the Ben LLC A&R LLCA, Beneficient contributed to Ben LLC all of the BCH limited partnership interests and general partnership interests held by Beneficient (the “Contribution”), and Ben LLC became the general partner of BCH and the holder of 100% of the outstanding Class A Units of BCH.
On June 7, 2023, in accordance with the Business Combination Agreement, dated September 21, 2022 and amended April 18, 2023, with Avalon Acquisition, Inc. (“Avalon”), (the “Business Combination Agreement,” and the transactions contemplated thereby, collectively, the “Business Combination”), the Company completed its previously announced de-SPAC
merger transaction (the “Transaction”) with Avalon. On June 8, 2023, Beneficient began trading on the Nasdaq Global Market. See Note 4 for additional disclosures related to the Conversion and Transaction.
BCH is a Delaware limited partnership formed on July 1, 2010. BCH is primarily a holding company that directly or indirectly receives all active and passive income of the Company and allocates that income among the partnership interests issued by BCH. As of June 30, 2023, BCH has issued and outstanding general partnership Subclass 1 Class A Units, Class S Ordinary Units, Class S Preferred Units, FLP Unit Accounts (Subclass 1, Subclass 2, and Subclass 3), Preferred Series A Subclass 0 Unit Accounts (“BCH Preferred A.0”), Preferred Series A Subclass 1 Unit Accounts (“BCH Preferred A.1”), and Preferred Series C Subclass 1 Unit Accounts (“BCH Preferred C.1”), although the BCH Preferred
C-1
Units converted into shares of Class A common stock effective July 10, 2023.
Business Overview
Ben markets an array of liquidity, trustee, and trust administration products and services to alternative asset investors primarily comprised of mid-to-high
net worth (“MHNW”) individual investors (generally those with a net worth of $5.0 million to $30.0 million), small-to-midsize
institutional (“STMI”) investors, family offices (“FAMOs”) and fund general partners and sponsors (“GPs” and together with MHNW individuals, STMI investors and FAMOs, “Customers”). Ben provides Customers seeking an early exit from their alternative asset investments a suite of bespoke liquidity solutions for their otherwise illiquid alternative asset investments through a proprietary financing and trust structure, which we implement for our customers (we refer to such trusts collectively as the “Customer ExAlt Trusts).” We plan to offer comprehensive alternative asset trust and custody services, and novel insurance products covering risks attendant to owning, managing and transferring alternative assets, and additional broker-dealer services in connection with our liquidity products and services.
Ben’s primary operations, which commenced on September 1, 2017, relate to its liquidity and trust administration products and services. Ben offers or plans to offer its products and services through its operating subsidiaries, which include: (i) Ben AltAccess, L.L.C., a Delaware limited liability company (“Ben AltAccess”), which offers an online platform designed to provide a digital experience for Customers seeking liquidity, custody, trust and data services for their alternative assets, (ii) Ben Liquidity, L.L.C., a Delaware limited liability company, and its subsidiaries (collectively, “Ben Liquidity”), which offers liquidity products; (iii) Ben Custody, L.L.C., a Delaware limited liability company, and its subsidiaries (collectively, “Ben Custody”), which provides services for private fund, trustee, and trust administration; (iv) Ben Data, L.L.C., a Delaware limited liability company (“Ben Data”), which provides data analytics and evaluation services, (v) Ben Markets L.L.C., including its subsidiaries (“Ben Markets”), was recently launched and intends to provide broker-dealer services and transfer agency services in connection with offering Ben’s products and services; and (vi) Ben Insurance, L.L.C., including its subsidiaries (“Ben Insurance Services”), which intends to offer insurance products and services covering risks attendant to owning, managing and transferring alternative assets. Ben serves as trustee of certain of the Customer ExAlt Trusts, which operate for the benefit of the Charities (defined below) and Economic Growth Zones (defined below).
Ben Liquidity offers simple, rapid and cost-effective liquidity products to its Customers through the use of the Customer ExAlt Trusts, which facilitate the exchange of a Customer’s alternative assets for consideration using a proprietary financing and trust structure (such structure and related process, the “ExAlt PlanTM”). In ExAlt PlanTM financings, a subsidiary of Ben Liquidity, Beneficient Fiduciary Financial, L.L.C. (“BFF”), a Kansas based trust company that provides fiduciary financing to fidfin trusts, makes fiduciary loans (each, an “ExAlt Loan”) to certain of the Customer ExAlt Trusts, which in turn employ a portion of the loan proceeds to acquire and deliver agreed upon consideration to the Customer, in exchange for their alternative assets. BFF is registered as a chartered Kansas Technology Enabled Fiduciary Financial Institution (“TEFFI”) under the Technology-Enabled Fiduciary Financial Institution Act (the “TEFFI Act”) and regulated by the Kansas Office of the State Bank Commissioner (“OSBC”). Only BFF, our subsidiary, is regulated by the OSBC. The OSBC does not regulate the entirety of Ben. Ben Liquidity generates interest and fee income earned in connection with the ExAlt Loans, which are collateralized by a portion of the cash flows from the exchanged alternative assets, then owned by Customer ExAlt Trusts (the “Collateral”). The ExAlt Loans are eliminated upon consolidation of the Customer ExAlt Trusts solely for financial reporting purposes.
Under the applicable trust and other agreements, certain Texas and Kansas charities are the ultimate beneficiaries of the Customer ExAlt Trusts (which we refer to as “Charities” or “Economic Growth Zones” respectively, and collectively, the “Charitable Beneficiaries”), and their interests are reported as noncontrolling interests in our consolidated financial statements. The TEFFI Act requires that two and a half percent (2.5%) of the cash distributions from alternative assets serving as collateral to Ben Liquidity loans be charitably contributed by certain of the ExAlt Trusts to a designated Kansas Economic Growth Zone. Accordingly, for ExAlt Loans originated on or after December 7, 2021, Economic Growth Zones are paid $0.025 for every $1.00 earned on ownership of exchanged alternative assets. For ExAlt Loans originated prior to December 7, 2021, in accordance with the terms of the applicable trust and other agreements, the Charitable Beneficiaries of the Customer ExAlt Trusts formed prior to such date, are paid $0.05 for every $0.95 paid to the applicable ExAlt Loan lender.
Ben Custody currently provides full-service trust and custody administration services to the trustees (including BFF) of certain of the Customer ExAlt Trusts, which own the exchanged alternative assets following liquidity transactions in exchange for fees payable quarterly.
The Customer ExAlt Trusts’ earnings on its alternative assets supports the repayment of the ExAlt Loans plus any related interest and fees. Since Ben consolidates the Customer ExAlt Trusts, Ben Liquidity’s ExAlt Loans

and related interest and fee income and provision for credit losses and Ben Custody’s fee income are eliminated in the presentation of our consolidated financial statements solely for financial reporting purposes; however, such amounts directly impact the allocation of income (loss) to Ben’s or BCH’s equity holders. Likewise, the amounts expensed by the Customer ExAlt Trusts for interest and fees owed to Ben’s operating subsidiaries are eliminated in the presentation of our consolidated financial statements, but are recognized for purposes of the allocation of income (loss) to the beneficial owners of the Customer ExAlt Trusts. Refer to Note 3 for additional information.
As discussed further in Note 3, certain of our operating subsidiary products and services involve or are offered to certain of the Customer ExAlt Trusts, which are consolidated subsidiaries of Ben solely for financial reporting purposes, and therefore transactions between our operating subsidiaries and the Customer ExAlt Trusts are eliminated in the presentation of our consolidated financial statements.
Liquidity and Going Concern
As of June 30, 2023, we had unrestricted cash and cash equivalents of $3.1 million. We generated net losses totaling $1.2 billion and $86.3 million for the three months ended June 30, 2023 and 2022, respectively. As of July 31, 2023, we had unrestricted cash and cash equivalents of approximately $4.4 million.
We expect to satisfy our obligations and fund our operations through anticipated operating cash flows, proceeds on ExAlt Loan payments and fee income derived from distributions on investments held by the Customer ExAlt Trusts or other investments held by Ben, potentially refinancing some or all of the existing borrowings due prior to their maturity, with either our current lender or other lenders, and through the implementation of measures designed to reduce corporate overhead, including through the use of furloughs, potential workforce reductions and other expense reductions. We also intend to raise capital through equity or debt investments by third parties. On June 27, 2023, we entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”), whereby we have the right, but not the obligation, to sell to Yorkville up to $250.0 million of shares of the Company’s common stock.
Ben may not be able to refinance our indebtedness or obtain additional financing on terms favorable to the Company, or at all. To the extent that Ben or its subsidiaries raise additional capital through the future sale of equity or debt, the ownership interest of our existing equity holders may be diluted. The terms of these future equity or debt securities may include liquidation or other preferences that adversely affect the rights of our existing equity unitholders or involve negative covenants that restrict Ben’s ability to take specific actions, such as incurring additional debt or making additional investments in growing the operations of the Company. If Ben defaults on these borrowings, then the Company will be required to either i) sell participation or other interests in our loans or other of our assets or ii) to raise additional capital through the sale of equity and the ownership interest of our equity holders may be diluted.
Based on projections of growth in revenue and net income in the coming quarters, the expected additional investments into Ben by third parties, potentially refinancing certain existing borrowings with either our current lender or other lenders, the additional financing source from the SEPA, and expected proceeds from our debt and equity offerings, we believe that we will have sufficient cash resources to finance our operations, satisfy other obligations, and to fund expected lending transactions within one year after the date that the unaudited interim consolidated financial statements are issued. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.

1. Overview of the Business
Legal Structure
Beneficient, a Nevada corporation (formerly known as The Beneficient Company Group, L.P. (“BCG”), a Delaware limited partnership), is a technology-enabled financial services holding company (including its subsidiaries, but excluding its
Non-Controlling
Interest Holders, collectively, “Ben,” “our,” “the Company,” or “we”) that provides simple, rapid, cost-effective liquidity solutions and trust products and services to participants in the alternative assets industry through its end-to-end
online regulated platform, Ben AltAccess. Beneficient Management, L.L.C. (“Ben Management”), a Delaware limited liability company, is Ben’s general partner. Ben is controlled by, and the exclusive and complete authority to manage the operations and affairs of Ben is granted to, Ben Management’s Board of Directors. Ben, formerly known as Highland Consolidated Business Holdings, L.P., was formed on September 16, 2003. As of March 31, 2023, Ben is the general partner of Beneficient Company Holdings, L.P. (“BCH”) and owns 100% of the Subclass 1 Class A Units of BCH and 100% of the Preferred Series B Subclass 2 Units of BCH.
BCH is a Delaware limited partnership formed on July 1, 2010. BCH is primarily a holding company that directly or indirectly receives all active and passive income of the Company and allocates that income among the partnership interests issued by BCH. As of March 31, 2023, BCH has issued general partnership Subclass 1 Class A Units, Class S Ordinary Units, Class S Preferred Units, FLP Unit Accounts (Subclass 1, Subclass 2, and Subclass 3), Preferred Series A Subclass 0 Unit Accounts (“BCH Preferred A.0”), Preferred Series A Subclass 1 Unit Accounts (“BCH Preferred A.1”), Preferred Series B Subclass 2 Unit Accounts (“BCH Preferred B.2”), and Preferred Series C Subclass 1 Unit Accounts (“BCH Preferred C.1”).
Business Combination and Registration Statement
On September 21, 2022, we entered into a Business Combination Agreement (as amended on April 18, 2023, and as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement,” and the transactions contemplated thereby, collectively, the “Business Combination”) with Avalon Acquisition Inc. (“Avalon”), a publicly traded special purpose acquisition company.
BCG initially filed a Registration Statement on Form
S-4,
as amended, with the Securities and Exchange Commission (“SEC”) on December 9, 2022 along with subsequent amendments on January 24, 2023, March 6, 2023, April 19, 2023, May 8, 2023, and May 11, 2023, in connection with the registration of the shares of Beneficient’s Class A common stock to be issued under the Business Combination Agreement. Such Registration Statement was declared effective by the SEC on May 12, 2023.
On June 6, 2023, the Company converted from a Delaware limited partnership to a Nevada corporation and changed its corporate name from “The Beneficient Company Group, L.P.” to “Beneficient” (the “Conversion”). On June 7, 2023, in accordance with the Business Combination Agreement, the Company completed its previously announced de-SPAC
merger transaction (the “Transaction”) with Avalon. On June 8, 2023, Beneficient began trading on the Nasdaq Global Market.
The Transaction is a capital transaction in substance and not a business combination under ASC 805,
Business Combinations
(“ASC 805”). As a result, Beneficient is treated as the accounting acquirer and Avalon is treated as the acquired company for financial reporting purposes per ASC 805. Accordingly, for accounting purposes, the Transaction will be treated similar to an equity contribution in exchange for the issuance of Common Shares. The financial statements of the combined entity will represent a continuation of the financial statements of Beneficient, and the net assets of Avalon will be stated at historical cost, with no goodwill or other intangible assets recorded. The equity and net loss per unit attributable to common equity holders of the Company, prior to the closing, will be retroactively restated as shares reflecting the common unit conversion ratio.
At closing, $27.9 million of cash remained in the trust account of Avalon. There were $26.1 million in transaction expenses, $20.0 million of which represented the Reserve Amount under the Forward Purchase Agreement, that were either paid by Avalon prior to closing or offset against proceeds received by the Company at closing, resulting in $1.8 million in net proceeds. Refer to Note 22 for additional information.
Business Overview
Ben markets an array of liquidity, trustee, and trust administration products and services to alternative asset investors primarily comprised of mid-to-high
net worth (“MHNW”) individual investors (generally those with a net worth of $
5.0
 million to $
30.0
 million),
small-to-midsize
institutional (“STMI”) investors, family offices (“FAMOs”) and fund general partners and sponsors (“GPs” and together with MHNW individuals, STMI investors and FAMOs, “Customers”). Ben provides Customers seeking an early exit from their alternative asset investments a suite of bespoke liquidity solutions for their otherwise illiquid alternative asset investments through a proprietary financing and trust structure, which we implement for our customers (we refer to such trusts collectively as the “Customer ExAlt Trusts).” We plan to offer comprehensive alternative asset trust and custody services, and novel insurance products covering risks attendant to owning, managing and transferring alternative assets, and additional broker-dealer services in connection with our liquidity products and services.
Ben’s primary operations, which commenced on September 1, 2017, relate to its liquidity and trust administration products and services. Ben offers or plans to offer its products and services through its operating subsidiaries, which include: (i) Ben AltAccess, L.L.C., a Delaware limited liability company (“Ben AltAccess”), which offers an online platform designed to provide a digital experience for Customers seeking liquidity, custody, trust and data services for their alternative assets, (ii) Ben Liquidity, L.L.C., a Delaware limited liability company, and its subsidiaries (collectively, “Ben Liquidity”), which offers liquidity products; (iii) Ben Custody, L.L.C., a Delaware limited liability company, and its subsidiaries (collectively, “Ben Custody”), which provides services for private fund, trustee, and trust administration; (iv) Ben Data, L.L.C., a Delaware limited liability company (“Ben Data”), which provides data analytics and evaluation services, (v) Ben Markets L.L.C., including its subsidiaries (“Ben Markets”), was recently launched and intends to provide broker-dealer services and transfer agency services in connection with offering Ben’s products and services; and (vi) Ben Insurance, L.L.C., including its subsidiaries (“Ben Insurance Services”), which intends to offer insurance products and services covering risks attendant to owning, managing and transferring alternative assets. Ben serves as trustee of certain of the Customer ExAlt Trusts, which operate for the benefit of the Charities (defined below) and Economic Growth Zones (defined below).
Ben Liquidity offers simple, rapid and cost-effective liquidity products to its Customers through the use of the Customer ExAlt Trusts, which facilitate the exchange of a Customer’s alternative assets for consideration using a proprietary financing and trust structure (such structure and related process, the “ExAlt Plan
™
”). In ExAlt Plan
™
financings, a subsidiary of Ben Liquidity, Beneficient Fiduciary Financial, L.L.C. (“BFF”), a Kansas based trust company that provides fiduciary financing to fidfin trusts, makes fiduciary loans (each, an “ExAlt Loan”) to certain of the Customer ExAlt Trusts, which in turn employ a portion of the loan proceeds to acquire and deliver agreed upon consideration to the Customer, in exchange for their alternative assets. BFF is registered as a chartered Kansas Technology Enabled Fiduciary Financial Institution (“TEFFI”) under the Technology-Enabled Fiduciary Financial Institution Act (the “TEFFI Act”) and regulated by the Kansas Office of the State Bank Commissioner (“OSBC”). Only BFF, our subsidiary, is regulated by the OSBC. The OSBC does not regulate the entirety of Ben. Ben Liquidity generates interest and fee income earned in connection with the ExAlt Loans, which are collateralized by a portion of the cash flows from the exchanged alternative assets, then owned by Customer ExAlt Trusts (the “Collateral”). The ExAlt Loans are eliminated upon consolidation of the Customer ExAlt Trusts solely for financial reporting purposes.

Ben Custody currently provides full-service trust and custody administration services to the trustees (including BFF) of certain of the Customer ExAlt Trusts, which own the exchanged alternative assets following liquidity transactions in exchange for fees payable quarterly.
The Customer ExAlt Trusts’ earnings on its alternative assets supports the repayment of the ExAlt Loans plus any related interest and fees. Since Ben consolidates the Customer ExAlt Trusts, Ben Liquidity’s ExAlt Loans and related interest and fee income and provision for loan losses and Ben Custody’s fee income are eliminated in the presentation of our consolidated financial statements solely for financial reporting purposes; however, such amounts directly impact the allocation of income (loss) to BCG’s or BCH’s equity holders. Likewise, the amounts expensed by the Customer ExAlt Trusts for interest and fees owed to Ben’s operating subsidiaries are eliminated in the presentation of our consolidated financial statements, but are recognized for purposes of the allocation of income (loss) to the beneficial owners of the Customer ExAlt Trusts. Refer to Note 3 for additional information.
Under the applicable trust and other agreements, certain Texas and Kansas charities are the ultimate beneficiaries of the Customer ExAlt Trusts (which we refer to as “Charities” or “Economic Growth Zones” respectively, and collectively, the “Charitable Beneficiaries”), and their interests are reported as noncontrolling interests in our consolidated financial statements. The TEFFI Act requires that two and a half percent (2.5%) of the cash distributions from alternative assets serving as collateral to Ben Liquidity loans be charitably contributed by certain of the ExAlt Trusts to a designated Kansas Economic Growth Zone. Accordingly, for ExAlt Loans originated on or after December 7, 2021, Economic Growth Zones are paid $0.025 for every $1.00 earned on ownership of exchanged alternative assets. For ExAlt Loans originated prior to December 7, 2021, in accordance with the terms of the applicable trust and other agreements, the Charitable Beneficiaries of the Customer ExAlt Trusts formed prior to such date, are paid $0.05 for every $0.95 paid to the applicable ExAlt Loan lender.
Ben’s existing and planned products and services are designed to be delivered digitally and provide liquidity, trust and custody solutions, data analytics and news, support the tax and estate planning objectives of its Customers, facilitate asset diversification and provide administrative management and reporting solutions tailored to the goals of investors of alternative investments. While Ben’s financial products and services are presently offered through Ben Liquidity and Ben Custody, Ben plans to expand its capabilities under Ben Custody and provide additional products and services through Ben Insurance Services and Ben Markets in the future. Ben Insurance Services, through two subsidiaries, PEN Indemnity Insurance Company, Ltd. (“Pen”), which has been chartered as a Bermuda based insurance company, and Beneficient Insurance Company, L.L.C. (“BIC”), an entity through which the Company has applied to become a Kansas captive property and casualty insurer, plans to offer to affiliated Customer ExAlt Trusts certain customized insurance products and services covering risks relating to owning, managing and transferring alternative assets. Ben Markets, through one of its subsidiaries, Ben Markets Management Holdings, L.P., received regulatory approval to acquire, and subsequently acquired, a captive registered broker-dealer, Beneficient Securities Company, L.P., an entity that will conduct its activities attendant to offering a suite of products and services from the Ben family of companies. Ben Markets, through another of its subsidiaries, Beneficient Transfer & Clearing Company, L.L.C., also received regulatory approval from the SEC on June 24, 2022 to operate as a registered transfer agent with respect to its securities, and intends to provide various services for customers transacting with Ben, including the Customer ExAlt Trusts.
As discussed further in Note 3, certain of our operating subsidiary products and services involve or are offered to certain of the Customer ExAlt Trusts, which are consolidated subsidiaries of BCG solely for financial reporting purposes, and therefore transactions between our operating subsidiaries and the Customer ExAlt Trusts are eliminated in the presentation of our consolidated financial statements.
Regulatory Developments
Pen has been registered and licensed as a Class 3 insurer under the Bermuda Insurance Act of 1978, and Ben plans to seek approval from the Bermuda authorities for Pen to become operational. Pending approval from the

Bermuda authorities, if approval is sought, Pen would write primary and re-insurance
policies consistent with policies that would be underwritten domestically by BIC and fiduciary liability policies for managers and investors in alternative asset funds to cover losses from contractual indemnification and exculpation provisions arising under the governing documents of such funds.
On March 28, 2022, a subsidiary of Ben Markets completed its 100% acquisition of MHT Securities, L.P. (“MHT Securities”), for $0.3 million. MHT Securities is an
SEC-registered
broker dealer and Financial Industry Regulation Authority (“FINRA”) member that is authorized to engage in private placements of securities. On May 3, 2022, FINRA issued its full approval of the change in ownership and MHT Securities’ name was changed to Beneficient Securities Company, L.P. As of May 3, 2022, Beneficient Securities Company, L.P. is registered as a securities broker-dealer with the SEC, FINRA, and certain states as determined by its business operations.
On December 9, 2022, BIC submitted an application, which remains under review by the Kansas Insurance Department, to become a Kansas captive property and casualty insurer.
Liquidity and Going Concern
As of March 31, 2023, we had unrestricted cash and cash equivalents of $8.7 million. For the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and December 31, 2020, we generated net losses totaling $252.1 million, $100.9 million, $105.1 million, and $50.9 million, respectively. As of May 31, 2023, we had unrestricted cash and cash equivalents of approximately $3.5 million. All of these conditions raised substantial doubt about the Company’s ability to continue as a going concern.
We expect to satisfy our obligations and fund our operations through anticipated operating cash flows, proceeds on ExAlt Loan payments and fee income derived from distributions on investments held by the Customer ExAlt Trusts or other investments held by Ben, potentially refinancing some or all of the existing borrowings due prior to their maturity, with either our current lender or other lenders, and through the implementation of measures designed to reduce corporate overhead, including through the use of furloughs, potential workforce reductions and other expense reductions. We also intend to raise capital through equity or debt investments by third parties. As further discussed in Note 22, on June 27, 2023, we entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”), whereby we have the right, but not the obligation, to sell to Yorkville up to $250.0 million of shares of the Company’s common stock.
Ben may not be able to refinance our indebtedness or obtain additional financing on terms favorable to the Company, or at all. To the extent that Ben or its subsidiaries raise additional capital through the future sale of equity or debt, the ownership interest of our existing equity holders may be diluted. The terms of these future equity or debt securities may include liquidation or other preferences that adversely affect the rights of our existing equity unitholders or involve negative covenants that restrict Ben’s ability to take specific actions, such as incurring additional debt or making additional investments in growing the operations of the Company. If Ben defaults on these borrowings, then the Company will be required to either i) sell participation or other interests in our loans or other of our assets or ii) to raise additional capital through the sale of equity and the ownership interest of our equity holders may be diluted.
Based on projections of growth in revenue and net income in the coming quarters, the expected additional investments into Ben by third parties, potentially refinancing certain existing borrowings with either our current lender or other lenders, the additional financing source from the SEPA, and expected proceeds from our debt and equity offerings, we believe that we will have sufficient cash resources to finance our operations, satisfy other obligations, and to fund expected lending transactions within one year after the date that the consolidated financial statements are issued. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.